SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Goodwill impairment loss	$ 0	$ 0	$ 0